Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments Under Operating Lease	Future minimum rental commitments under operating leases are as follows:

Year Ended December 31	Amount
2017	$28.8
2018	19.9
2019	14.9
2020	10.9
2021	9.6
2022 and thereafter	33.4

$117.5